Fair Value Measurements (Details) - Schedule Of The Derivative Liabilities Measured at Fair Value - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value, beginning	$ 18,303	$ 1,518
Change in fair value measurement	60,324
Settlement of December 2024 RDO Pre-Funded Warrants		300
Fair value, ending	81,982	18,303	$ 1,518
September Two Thousand Twenty Five Warrants [Member]
Fair Value Disclosures [Abstract]
Warrants issuance costs	3,091
New Tranche B Warrants
Fair Value Disclosures [Abstract]
Change in fair value measurement	1,103
Deferral modification	(839)
Oramed Letter Agreement [Member]
Fair Value Disclosures [Abstract]
Change in fair value measurement		(445)
Level 3 [Member]
Fair Value Disclosures [Abstract]
Fair value, beginning	18,303	1,518	1,231
Change in fair value measurement		(17,378)	512
Forfeiture of Private Warrants			(225)
Issuance of February 2024 BDO Firm Warrants as part of the February 2024 BDO, April 2024 RDO Common Warrants as part of the April 2024 RDO, October 2024 Noteholder Warrants as part of Tranche B Notes, December 2024 RDO Common Warrants as part of the December 2024 RDO, and December 2024 RDO Pre-Funded Warrants as part of the December 2024 RDO		34,330
Reclass of Deposit Warrant liability upon satisfaction of the FSF Deposit		1,690
Warrant amendment and exercise as part of the December 2024 RDO		(428)
Settlement of December 2024 RDO Pre-Funded Warrants		(984)
Fair value, ending	$ 81,982	$ 18,303	$ 1,518